Commitments - Schedule of Maturity Analysis of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	€ 1,080,254	€ 822,070
Effect of discounting	182,338	16,983
Lease liabilities	897,916	805,086
Total	1,106,812	838,139
Low value leases	22,597	14,681
Short-term leases	3,961	1,389
Capitalized leases	1,080,254	822,069
Within one year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	319,916	416,347
Effect of discounting	62,973	10,327
Lease liabilities	256,943	406,020
Total	331,255	424,328
Low value leases	7,378	6,592
Short-term leases	3,961	1,389
Capitalized leases	319,916	416,347
After one year but not more than five years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	760,338	405,723
Effect of discounting	119,365	6,656
Lease liabilities	640,973	399,066
Total	775,557	413,811
Low value leases	15,219	8,089
Short-term leases
Capitalized leases	760,338	405,722
More than five years [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations
Effect of discounting
Lease liabilities
Total
Low value leases
Short-term leases
Capitalized leases